Commitments and Contingencies (Details) $ in Thousands, ¥ in Millions						12 Months Ended
		Dec. 11, 2025 USD ($)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies [Line Items]
Loans amount				$ 150,000	¥ 1,088.0
Payment obligation (in Yuan Renminbi) | ¥										¥ 1,088.0
Converted debt (in Yuan Renminbi) | ¥										¥ 1,088.0
Equity shares percentage										10.625%
Issued amount	[1]								$ 18,359
Share-based compensation expense						$ 46,200
Owned amount (in Yuan Renminbi) | ¥			¥ 10.0
Percentage of accrued interest			12.00%
Notional equity interest (in Yuan Renminbi) | ¥			¥ 250.0
Percentage of average closing price			50.00%
Number of trading days			20 days
Payment (in Yuan Renminbi)						300	¥ 1.8
Total claimed amount (in Yuan Renminbi) | ¥							246.3
Estimated liability litigation
Mr. Alan Nan Wu [Member]
Commitments and Contingencies [Line Items]
Payment (in Yuan Renminbi) | ¥							¥ 238.7
Guozhong Tianhong [Member]
Commitments and Contingencies [Line Items]
Debts payable						155,600		$ 149,100	153,200
Tianjin Tuoda [Member]
Commitments and Contingencies [Line Items]
Debts payable						80,700		$ 73,300	$ 71,700
Class B Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Issued amount		$ 100,000
Class B Ordinary Shares [Member] | Vision Path [Member]
Commitments and Contingencies [Line Items]
Issued amount						22,000
Class B Ordinary Shares [Member] | Long Hope [Member]
Commitments and Contingencies [Line Items]
Issued amount						$ 10,000

[1]	On December 29, 2023, the Company issued 2,378,171 Class B ordinary shares of a par value of US$0.0001 each to W. Motors Automotive Group Holding Limited. See Note 22 for more details